UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 18,859,244	¥ 136,273,128	¥ 151,119,985
Accounts receivable, net	9,052,619	65,412,415	80,352,463
Prepayments and other current assets	1,419,481	10,256,886	6,169,398
Due from related parties			60,280
Inventories, net	256,629	1,854,348	1,757,949
Total current assets	29,587,973	213,796,777	239,460,075
NON-CURRENT ASSETS
Prepayment and deposits, net	54,866	396,451	417,004
Property and equipment, net	229,265	1,656,623	1,647,876
Intangible assets, net	1,686,639	12,187,318	15,376,524
Investments in unconsolidated entities	83,036	600,000
Right-of-use assets, net	447,421	3,232,975	4,064,525
Goodwill	2,927,828	21,155,897	21,155,897
Total non-current assets	5,429,055	39,229,264	42,661,826
Total assets	35,017,028	253,026,041	282,121,901
CURRENT LIABILITIES
Accounts payable	8,718,981	63,001,613	61,208,297
Advance from customers	143,377	1,036,017	3,404,038
Other payables and accrued liabilities	1,858,962	13,432,485	13,549,553
Due to related parties			350,000
Operating lease liabilities - current	208,986	1,510,093	1,596,584
Loan payable	3,524	25,461	410,000
Taxes payable	83,594	604,035	602,254
Total current liabilities	11,017,424	79,609,704	81,120,726
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent	258,170	1,865,482	2,574,711
Deferred tax liabilities	22,503	162,599	1,106,519
Warrant liabilities	61,709	445,897	425,619
Total other liabilities	342,382	2,473,978	4,106,849
Total liabilities	11,359,806	82,083,682	85,227,575
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value	5,081	36,144	36,144
Additional paid-in capital	36,701,010	254,138,709	254,138,709
Retained earnings (accumulative deficit)	(13,259,736)	(94,171,700)	(65,500,622)
Statutory reserves	1,722,262	11,110,699	11,110,699
Accumulated other comprehensive loss	(1,504,391)	(114,482)	(3,182,525)
Total MICROCLOUD HOLOGRAM INC. shareholders' equity	23,664,226	170,999,370	196,602,405
NONCONTROLLING INTERESTS	(7,004)	(57,011)	291,921
Total Equity	23,657,222	170,942,359	196,894,326
Total liabilities and shareholders' equity	$ 35,017,028	¥ 253,026,041	¥ 282,121,901